Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Mar. 30, 2017
Convergence Core Plus Fund | Convergence Core Plus Fund - Investment Class
Prospectus:
Trading Symbol	MARVX
Convergence Core Plus Fund | Convergence Core Plus Fund - Institutional Class
Prospectus:
Trading Symbol	MARNX
Convergence Opportunities Fund | Convergence Opportunities Fund - Investment Class
Prospectus:
Trading Symbol	CIPVX
Convergence Opportunities Fund | Convergence Opportunities Fund - Institutional Class
Prospectus:
Trading Symbol	CIPOX
Convergence Market Neutral Fund | Convergence Market Neutral Fund - Institutional Class
Prospectus:
Trading Symbol	CPMNX